Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets:
Available-for-sale securities	¥ 185,960	¥ 128,848
Fair value on a recurring basis
Assets:
Derivative instruments	20,046	20,619
Available-for-sale securities	185,960	128,848
Total	206,006	149,467
Liabilities:
Derivative instruments	(14,935)	(75,502)
Total	(14,935)	(75,502)
Fair value on a recurring basis | Marketable equity securities
Assets:
Available-for-sale securities	138,476	117,110
Fair value on a recurring basis | Auction rate securities
Assets:
Available-for-sale securities	6,999	6,928
Fair value on a recurring basis | Debt securities
Assets:
Available-for-sale securities	31,905	4,226
Fair value on a recurring basis | Others
Assets:
Available-for-sale securities	8,580	584
Fair value on a recurring basis | Level 1
Assets:
Available-for-sale securities	143,622	117,694
Total	143,622	117,694
Fair value on a recurring basis | Level 1 | Marketable equity securities
Assets:
Available-for-sale securities	138,476	117,110
Fair value on a recurring basis | Level 1 | Others
Assets:
Available-for-sale securities	5,146	584
Fair value on a recurring basis | Level 2
Assets:
Derivative instruments	30,850	38,690
Available-for-sale securities	35,339	4,226
Total	66,189	42,916
Liabilities:
Derivative instruments	(25,739)	(93,573)
Total	(25,739)	(93,573)
Fair value on a recurring basis | Level 2 | Foreign exchange instruments (notes 1(q) and 17)
Assets:
Derivative instruments	11,036	6,538
Liabilities:
Derivative instruments	(14,852)	(78,934)
Fair value on a recurring basis | Level 2 | Interest rate instruments (notes 1(q) and 17)
Assets:
Derivative instruments	19,814	32,152
Liabilities:
Derivative instruments	(10,887)	(14,639)
Fair value on a recurring basis | Level 2 | Debt securities
Assets:
Available-for-sale securities	31,905	4,226
Fair value on a recurring basis | Level 2 | Others
Assets:
Available-for-sale securities	3,434
Fair value on a recurring basis | Level 3
Assets:
Available-for-sale securities	6,999	6,928
Total	6,999	6,928
Fair value on a recurring basis | Level 3 | Auction rate securities
Assets:
Available-for-sale securities	6,999	6,928
Fair value on a recurring basis | Gross fair value
Assets:
Derivative instruments	30,850	38,690
Available-for-sale securities	185,960	128,848
Total	216,810	167,538
Liabilities:
Derivative instruments	(25,739)	(93,573)
Total	(25,739)	(93,573)
Fair value on a recurring basis | Gross fair value | Foreign exchange instruments (notes 1(q) and 17)
Assets:
Derivative instruments	11,036	6,538
Liabilities:
Derivative instruments	(14,852)	(78,934)
Fair value on a recurring basis | Gross fair value | Interest rate instruments (notes 1(q) and 17)
Assets:
Derivative instruments	19,814	32,152
Liabilities:
Derivative instruments	(10,887)	(14,639)
Fair value on a recurring basis | Gross fair value | Marketable equity securities
Assets:
Available-for-sale securities	138,476	117,110
Fair value on a recurring basis | Gross fair value | Auction rate securities
Assets:
Available-for-sale securities	6,999	6,928
Fair value on a recurring basis | Gross fair value | Debt securities
Assets:
Available-for-sale securities	31,905	4,226
Fair value on a recurring basis | Gross fair value | Others
Assets:
Available-for-sale securities	8,580	584
Fair value on a recurring basis | Netting adjustment
Assets:
Derivative instruments	(10,804)	(18,071)
Total	(10,804)	(18,071)
Liabilities:
Derivative instruments	10,804	18,071
Total	¥ 10,804	¥ 18,071